EXPLANATORY NOTE

Incorporated herein by reference is the definitive version of the prospectus for Center Coast Brookfield Energy Infrastructure Fund, a series of Brookfield Investment Funds, which was filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 28, 2018 (SEC Accession No. 0001104659-18-059294).